FINANCIAL INSTRUMENTS - Schedule of Carrying Amounts and Fair Values of Financial Instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Financial assets measured at fair value through profit or loss
Marketable securities	$ 212,313	$ 236,281		$ 2,435
Financial assets not measured at fair value
Cash and cash equivalents	306,823	254,525	$ 119,811	$ 113,073
Financial liabilities not measured at fair value
Trade and other payables	63,404	81,533
Debt	2,295,157	2,390,314
Floating rate debt
Financial liabilities not measured at fair value
Debt	2,221,377	2,184,228
Fixed rate debt
Financial liabilities not measured at fair value
Debt	75,300	209,700
Carrying Value | Financial liabilities not measured at fair value
Financial liabilities not measured at fair value
Trade and other payables	63,404	81,533
Carrying Value | Financial liabilities not measured at fair value | Floating rate debt
Financial liabilities not measured at fair value
Debt	2,241,261	2,201,543
Carrying Value | Financial liabilities not measured at fair value | Fixed rate debt
Financial liabilities not measured at fair value
Debt	75,371	211,884
Carrying Value | Financial assets measured at fair value through profit or loss
Financial assets measured at fair value through profit or loss
Derivative instruments receivable - non-current	52,704	53,993
Marketable securities	212,313	236,281
Carrying Value | Financial assets not measured at fair value
Financial assets not measured at fair value
Cash and cash equivalents	306,823	254,525
Receivables	133,406	139,467
Loan notes receivable	0	1,388
Fair Value | Financial liabilities not measured at fair value
Financial liabilities not measured at fair value
Trade and other payables	63,404	81,533
Fair Value | Financial liabilities not measured at fair value | Floating rate debt
Financial liabilities not measured at fair value
Debt	2,241,261	2,201,543
Fair Value | Financial liabilities not measured at fair value | Fixed rate debt
Financial liabilities not measured at fair value
Debt	75,876	212,203
Fair Value | Financial assets measured at fair value through profit or loss
Financial assets measured at fair value through profit or loss
Derivative instruments receivable - non-current	52,704	53,993
Marketable securities	212,313	236,281
Fair Value | Financial assets not measured at fair value
Financial assets not measured at fair value
Cash and cash equivalents	306,823	254,525
Receivables	133,406	139,467
Loan notes receivable	0	1,388
Fair Value | Level 1 | Financial liabilities not measured at fair value | Floating rate debt
Financial liabilities not measured at fair value
Debt	0	0
Fair Value | Level 1 | Financial liabilities not measured at fair value | Fixed rate debt
Financial liabilities not measured at fair value
Debt	0	0
Fair Value | Level 1 | Financial assets measured at fair value through profit or loss
Financial assets measured at fair value through profit or loss
Derivative instruments receivable - non-current	0	0
Marketable securities	212,313	236,281
Fair Value | Level 1 | Financial assets not measured at fair value
Financial assets not measured at fair value
Cash and cash equivalents	306,823	254,525
Loan notes receivable		0
Fair Value | Level 2 | Financial liabilities not measured at fair value | Floating rate debt
Financial liabilities not measured at fair value
Debt	2,241,261	2,201,543
Fair Value | Level 2 | Financial liabilities not measured at fair value | Fixed rate debt
Financial liabilities not measured at fair value
Debt	0	0
Fair Value | Level 2 | Financial assets measured at fair value through profit or loss
Financial assets measured at fair value through profit or loss
Derivative instruments receivable - non-current	52,704	53,993
Marketable securities	0	0
Fair Value | Level 2 | Financial assets not measured at fair value
Financial assets not measured at fair value
Cash and cash equivalents	0	0
Loan notes receivable		1,388
Fair Value | Level 3 | Financial liabilities not measured at fair value | Floating rate debt
Financial liabilities not measured at fair value
Debt	0	0
Fair Value | Level 3 | Financial liabilities not measured at fair value | Fixed rate debt
Financial liabilities not measured at fair value
Debt	75,876	212,203
Fair Value | Level 3 | Financial assets measured at fair value through profit or loss
Financial assets measured at fair value through profit or loss
Derivative instruments receivable - non-current	0	0
Marketable securities	0	0
Fair Value | Level 3 | Financial assets not measured at fair value
Financial assets not measured at fair value
Cash and cash equivalents	$ 0	0
Loan notes receivable		$ 0